Annual Total Returns [BarChart] - iShares Core International Aggregate Bond ETF - iShares Core International Aggregate Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2016	4.98%
Annual Return 2017	2.51%
Annual Return 2018	2.93%
Annual Return 2019	8.17%
Annual Return 2020	4.51%